Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 1,464,381	$ 2,640,484
Restricted cash			380,199
Accounts receivable, net		42,945
Inventories, net		7,126,014	2,171,252
Investment in equity securities, current		17,619,921
Loans receivable, net		5,448,697
Prepaid expenses, current		271,127	75,118
Deposits and other current assets, net		172,380	550,359
Total current assets		32,147,575	5,827,412
Property and equipment, net		4,273	1,025
Digital assets		2,702,943
Investment in equity securities, non-current		3,477,900
Operating lease right-of-use asset, net		828,697
Deferred initial public offering (“IPO”) costs			639,587
Prepaid expenses, non-current		562,500
Deferred tax assets, net			159,704
Total assets		39,723,888	6,627,728
Current liabilities
Accounts payable		3,481,090	61,791
Bank borrowings, current		1,173,306	1,952,104
Contract liabilities		24,623
Accrued expenses and other current liabilities		257,672	14,655
Total current liabilities		4,936,691	2,028,550
Bank borrowings, non-current		2,986,935	3,225,899
Convertible debts		10,000,000
Total liabilities		17,923,626	5,254,449
Commitments and contingencies
Shareholders’ equity
Ordinary shares ($0.0005 par value, 100,000,000 shares authorized; 24,864,000 and 22,200,000 shares issued and outstanding as of December 31, 2025 and 2024)	[1]	12,432	11,100
Additional paid-in capital		10,142,644	2,000,182
Retained earnings (accumulated deficit)		11,655,269	(638,380)
Accumulated other comprehensive (loss) income		(10,083)	377
Total shareholders’ equity		21,800,262	1,373,279
Total liabilities and shareholders’ equity		39,723,888	6,627,728
Related Party
Current Assets
Amount due from a related party		$ 2,110	$ 10,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.